Loans - Schedule of Aging of Recorded Investment in Past Due Loans by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of Recorded Investment, 30-59 Days Past Due	$ 705	$ 2,230
Aging of Recorded Investment, 60-89 Days Past Due	377
Aging of Recorded Investment, Greater Than 89 Days Past Due	1,151	2,601
Aging of Recorded Investment, Total Past Due	2,233	4,831
Aging of Recorded Investment, Loans Not Past Due	781,699	417,194
Aging of Recorded Investment, PCI Loans	4,315
Aging of Recorded Investment, Total	783,932	422,025
Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of Recorded Investment, 30-59 Days Past Due	354
Aging of Recorded Investment, Total Past Due	354
Aging of Recorded Investment, Loans Not Past Due	238,871	113,710
Aging of Recorded Investment, PCI Loans	77
Aging of Recorded Investment, Total	239,225	113,710
Commercial Real Estate Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of Recorded Investment, 30-59 Days Past Due		1,985
Aging of Recorded Investment, Greater Than 89 Days Past Due	835	1,375
Aging of Recorded Investment, Total Past Due	835	3,360
Aging of Recorded Investment, Loans Not Past Due	240,140	111,492
Aging of Recorded Investment, Total	240,975	114,852
Commercial Real Estate, Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of Recorded Investment, Loans Not Past Due	5,377	10,350
Aging of Recorded Investment, Total	5,377	10,350
Real Estate Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of Recorded Investment, 30-59 Days Past Due	229	245
Aging of Recorded Investment, 60-89 Days Past Due	165
Aging of Recorded Investment, Greater Than 89 Days Past Due	316	1,226
Aging of Recorded Investment, Total Past Due	780	1,471
Aging of Recorded Investment, Loans Not Past Due	129,851	97,144
Aging of Recorded Investment, Total	130,631	98,615
Residential Real Estate, Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of Recorded Investment, 30-59 Days Past Due	52
Aging of Recorded Investment, Total Past Due	52
Aging of Recorded Investment, Loans Not Past Due	83,077	39,851
Aging of Recorded Investment, Total	83,129	39,851
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of Recorded Investment, 60-89 Days Past Due	212
Aging of Recorded Investment, Total Past Due	212
Aging of Recorded Investment, Loans Not Past Due	76,358	36,397
Aging of Recorded Investment, PCI Loans	1,624
Aging of Recorded Investment, Total	76,570	36,397
Consumer Other Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of Recorded Investment, Loans Not Past Due	8,025	8,250
Aging of Recorded Investment, PCI Loans	2
Aging of Recorded Investment, Total	8,025	8,250
PCI Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of Recorded Investment, PCI Loans	4,315
PCI Loans [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of Recorded Investment, PCI Loans	77
PCI Loans [Member] | Commercial Real Estate Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of Recorded Investment, PCI Loans	1,798
PCI Loans [Member] | Real Estate Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of Recorded Investment, PCI Loans	706
PCI Loans [Member] | Residential Real Estate, Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of Recorded Investment, PCI Loans	108
PCI Loans [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of Recorded Investment, PCI Loans	1,624
PCI Loans [Member] | Consumer Other Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of Recorded Investment, PCI Loans	$ 2